Annual Operating Expenses {- Value Portfolio} - 02.28 VIP Value Portfolio Initial/Service/Service 2 PRO-09 - Value Portfolio	Apr. 30, 2022
VIP Value Portfolio-Initial VIP
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.64%
VIP Value Portfolio-Service VIP
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.12%
Total annual operating expenses	0.74%
VIP Value Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.12%
Total annual operating expenses	0.89%